Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	2,205,795	59,880
Ordinary shares, shares outstanding	2,205,795	59,880
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	690,800	690,800
Ordinary shares, shares outstanding	690,800	690,800